RENTAL EXPENSE AND LEASE COMMITMENTS - Commitments (Details) $ in Millions	Dec. 31, 2017 USD ($)
Operating lease commitments
Gross minimum rental commitments (including vacant space below) for 2018	$ 1,614
Gross minimum rental commitments (including vacant space below) for 2019	1,453
Gross minimum rental commitments (including vacant space below) for 2020	1,143
Gross minimum rental commitments (including vacant space below) for 2021	829
Gross minimum rental commitments (including vacant space below) for 2022	633
Gross minimum rental commitments (including vacant space below) beyond 2022	896
Vacant space for 2018	32
Vacant space for 2019	21
Vacant space for 2020	15
Vacant space for 2021	11
Vacant space for 2022	7
Vacant space beyond 2022	2
Sublease income commitments for 2018	13
Sublease income commitments for 2019	7
Sublease income commitments for 2020	4
Sublease income commitments for 2021	2
Sublease income commitments for 2022	2
Capital lease commitments
Capital lease commitments for 2018	3
Capital lease commitments for 2019	2
Capital lease commitments for 2020	2
Capital lease commitments for 2021	2
Capital lease commitments for 2022	$ 1